Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	$ 1,377	$ 1,081	$ 1,176
Increases:
Current year tax positions	77	182	39
Tax positions related to prior years	247	403	161
Effects of foreign currency translations	0	0	1
Decreases:
Tax positions related to prior years	(457)	(145)	(197)
Settlements with tax authorities	(2)	(138)	(97)
Lapse of statute of limitations	(19)	(6)	(2)
Balance, December 31	$ 1,223	$ 1,377	$ 1,081